FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Mar. 31, 2021 D $ / shares	Dec. 31, 2020 D $ / shares	Sep. 30, 2020 D $ / shares	Sep. 09, 2020 D $ / shares
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement		0.34	0.34	0.34
Trading days per year
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement | D		252	252	252
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement		27.0	27.0	27.0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement		11.50	11.50	11.50
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement		10.00	10.00	10.00
Private Placement Warrants | Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement	0.94	0.41
Private Placement Warrants | Trading days per year
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement | D	252	252
Private Placement Warrants | Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement	34.00	18.60
Private Placement Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement	11.50	11.50
Private Placement Warrants | Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement	11.92	10.15
Private Placement Warrants | Fair value of Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement		10.15